UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Cash Flows from Operating Activities
Net income (loss)	$ (3,304,444)		$ (1,294,533)
Depreciation expense	46,367		53,515
Amortization expense - software development costs	201,457		201,254
Amortization expense - patents	67,110		64,306
Amortization expense - discount of convertible debt	345,481		95,103
Stock based compensation	1,596,963		99,713
(Increase) decrease in accounts receivable	(96,857)		(160,384)
(Increase) decrease in employee advances	(3,188)
(Increase) decrease in prepaid expenses	(7,433)		7,011
(Increase) decrease in deposits and other assets			(4,799)
Increase (decrease) in accounts payable	310,390		(249,816)
Increase (decrease) in accrued expenses	12,952		1,763
(Increase) decrease in deferred revenue	(25,000)
Increase (decrease) in accrued interest	106,471		70,974
Net cash used in operating activities	(749,731)		(1,115,893)
Cash Flows from Investing Activities
Patents and patent applications costs	(72,356)		(70,812)
Purchase of property and equipment	(1,297)		(29,370)
Capitalized software development costs	(201,998)		(207,068)
Payment on settlement	(600,000)	[1]	0	[1]
Net cash used in investing activities	(875,651)		(307,250)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	40,000		40,000
Proceeds from issuance of convertible debt - unrelated parties	688,000		1,500,000
Proceeds from issuance of convertible debt - related parties			500,000
Principal reduction on convertible debt	(200,000)
Expenditures relating to private offerings	(48,475)
Principal reduction on obligation on patent purchases	(87,500)		(87,500)
Net cash provided by (used in) financing activities	392,025		1,952,500
Net increase (decrease) in cash	(1,233,357)		529,357
Beginning balance - cash	2,157,707		523,801
Ending balance - cash	924,350		1,053,158
Supplemental Information:
Interest expense paid	135,600
Income taxes paid	$ 800		$ 800

[1]	Regarding Anywhere software license.